UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul L. Davis
Title:   Chief Financial Officer
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

       /s/ Paul L. Davis         Santa Monica, California    February 14, 2011
    --------------------------   --------------------------  -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $176,070
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                           VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC            COM              00949P108     5,549      750,900   SH        SOLE                  750,900
ART TECHNOLOGY GROUP INC     COM              04289L107     1,495      250,000   SH        SOLE                  250,000
BUCYRUS INTL INC NEW         COM              118759109     7,152       80,000   SH        SOLE                   80,000
CMS ENERGY CORP              NOTE 2.875% 12/0 125896AW0     5,323    3,675,000   PR        SOLE                3,675,000
COMMSCOPE INC                COM              203372107     4,683      150,000   SH        SOLE                  150,000
DIALOGIC INC                 COM              25250T100     8,085    2,046,899   SH        SOLE                2,046,899
DORAL FINL CORP              COM NEW          25811P886     7,921    5,739,984   SH        SOLE                5,739,984
GENERAL CABLE CORP DEL NEW   NOTE 0.875% 11/1 369300AD0     2,934    3,000,000   PR        SOLE                3,000,000
GENZYME CORP                 COM              372917104    35,600      500,000   SH  CALL  SOLE                  500,000
GILEAD SCIENCES INC          NOTE 0.500% 5/0  375558AG8     4,111    4,000,000   PR        SOLE                4,000,000
HYPERCOM CORP                COM              44913M105     4,135      494,000   SH        SOLE                  494,000
JAZZ TECHNOLOGIES INC        NOTE 8.000% 12/3 47214EAA0     2,017    2,000,000   PR        SOLE                2,000,000
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1     3,352    3,000,000   PR        SOLE                3,000,000
LIFEPOINT HOSPITALS INC      NOTE 3.500% 5/1  53219LAH2     8,000    8,000,000   PR        SOLE                8,000,000
MASSEY ENERGY CO             NOTE 3.250% 8/0  576203AJ2     4,880    5,000,000   PR        SOLE                5,000,000
MCAFEE INC                   COM              579064106     7,641      165,000   SH        SOLE                  165,000
ON SEMICONDUCTOR CORP        NOTE 2.625% 12/1 682189AG0     5,865    5,000,000   PR        SOLE                5,000,000
ONLINE RES CORP              COM              68273G101    17,723    3,811,400   SH        SOLE                3,811,400
POWERWAVE TECHNOLOGIES INC   NOTE 1.875% 11/1 739363AD1     1,482    1,500,000   PR        SOLE                1,500,000
RADISYS CORP                 NOTE 2.750% 2/1  750459AE9     1,964    2,000,000   PR        SOLE                2,000,000
SANDISK CORP                 NOTE 1.000% 5/1  80004CAC5     1,923    2,000,000   PR        SOLE                2,000,000
SYNIVERSE HLDGS INC          COM              87163F106     3,122      101,200   SH        SOLE                  101,200
TECH DATA CORP               DBCV 2.750% 12/1 878237AE6     7,791    7,500,000   PR        SOLE                7,500,000
TREX CO INC                  NOTE 6.000% 7/0  89531PAA3     3,770    3,040,000   PR        SOLE                3,040,000
TTM TECHNOLOGIES INC         NOTE 3.250% 5/1  87305RAC3     5,915    5,000,000   PR        SOLE                5,000,000
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8     5,845    3,000,000   PR        SOLE                3,000,000
VERIGY LTD                   NOTE 5.250% 7/1  92345XAB4     7,792    6,581,000   PR        SOLE                6,581,000